Stock Options: (Tables)	12 Months Ended
Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award, Additional General Disclosures [Abstract]
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
A summary of the Company’s stock option activity for the years ended December 31, 2014 and 2013 is as follows:

	Options	Weighted-Average
	Outstanding	Exercise Price
Outstanding at January 1, 2013	0	$0
Options granted	6,489,404	$1.47
Options granted	(239,452)	$(1.00)
Options exercised	0	0
Outstanding at December 31, 2014	6,249,952	$1.48
Options exercisable December 31, 2013	3,764,733	$1.71

Outstanding at December 31, 2013	6,249,952	$1.48
Options granted	2,350,000	$1.29
Options granted	(830,750)	$1.77
Options exercised	0	0
Outstanding at December 31, 2014	7,769,202	$1.40
Options exercisable December 31, 2014	4,546,603	$1.49